Share-based Payments - Narrative - RSU (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) pence simulation shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
RSU [Line Items]
Number of common shares redeemable from each RSU (in shares) | shares	1
Share-based payment expense	$ 4,415	$ 14,699	$ 13,950
Liability for share-based awards	3,501	4,128
Restricted Share Units
RSU [Line Items]
Share-based payment expense	827	1,637	1,540
Expense in respect of RSU liability award	402	$ 1,131	$ 589
Liability for share-based awards	4,782
Current liabilities from share based payment transactions	1,281
Liability for share-based awards	3,501
Liabilities from share based payment transactions, performance and market conditions met	$ 1,283
Performance, market and service based RSU
RSU [Line Items]
Award settlement, price per share | pence	1
Performance based RSU
RSU [Line Items]
Number of simulations | simulation	100,000
Minimum
RSU [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	1 year
Minimum | Performance, market and service based RSU
RSU [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	1 year
Maximum
RSU [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	4 years
Maximum | Performance, market and service based RSU
RSU [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	3 years